UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  January 27 2004

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $150,786


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4089 87740.00 SH       SOLE                 87740.00
ALCOA INC                      COM              013817101     3269 86028.00 SH       SOLE                 86028.00
AMERICAN INTL GROUP            COM              026874107     4603 69454.00 SH       SOLE                 69454.00
APPLIED MATERIALS INC.         COM              038222105     3779 168422.00SH       SOLE                168422.00
BB&T CORP.                     COM              054937107     4293 111090.00SH       SOLE                111090.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     3274 142610.00SH       SOLE                142610.00
BURLINGTON NORTHERN SANTA FE   COM              12189T104     2845 87940.00 SH       SOLE                 87940.00
CHEESECAKE FACTORY             COM              163072101     3547 80540.00 SH       SOLE                 80540.00
CINTAS CORP.                   COM              172908105     4425 88324.00 SH       SOLE                 88324.00
CISCO SYSTEMS                  COM              17275R102     4564 188350.00SH       SOLE                188350.00
DANAHER CORP                   COM              235851102     4378 47715.00 SH       SOLE                 47715.00
DOVER CORP.                    COM              260003108     4008 100840.00SH       SOLE                100840.00
EGL INC.                       COM              268484102     3833 218025.00SH       SOLE                218025.00
EMERSON ELECTRIC               COM              291011104     2509 38750.00 SH       SOLE                 38750.00
EXPEDITORS INTL                COM              302130109     4530 120290.00SH       SOLE                120290.00
EXXON-MOBIL                    COM              30231G102     4502 109814.00SH       SOLE                109814.00
GENERAL ELECTRIC               COM              369604103      417 13470.00 SH       SOLE                 13470.00
GOLDMAN SACHS GROUP INC        COM              38141G104     3774 38229.00 SH       SOLE                 38229.00
HARLEY-DAVIDSON, INC.          COM              412822108     2965 62390.00 SH       SOLE                 62390.00
HARMONIC INC.                  COM              413160102     2186 301460.00SH       SOLE                301460.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     4566 221845.00SH       SOLE                221845.00
HEWLETT-PACKARD                COM              428236103     3338 145314.39SH       SOLE                145314.39
ILLINOIS TOOL WORKS            COM              452308109     4769 56834.00 SH       SOLE                 56834.00
INTEL                          COM              458140100     4601 143570.00SH       SOLE                143570.00
KEYCORP                        COM              493267108      428 14581.00 SH       SOLE                 14581.00
MERCK                          COM              589331107      231  4996.04 SH       SOLE                  4996.04
MICROSOFT                      COM              594918104     3873 141506.00SH       SOLE                141506.00
MOTOROLA                       COM              620076109     2637 188338.75SH       SOLE                188338.75
NORTEL NETWORKS CORP           COM              656568102      142 33675.00 SH       SOLE                 33675.00
OMNICOM GROUP                  COM              681919106     3746 42890.00 SH       SOLE                 42890.00
PEPSICO                        COM              713448108     4172 89496.00 SH       SOLE                 89496.00
PFIZER                         COM              717081103     4461 126261.00SH       SOLE                126261.00
PROCTER & GAMBLE               COM              742718109     4026 40307.00 SH       SOLE                 40307.00
ROYAL DUTCH PETROLEUM          COM              780257804     3692 70467.00 SH       SOLE                 70467.00
SBC COMMUNICATIONS             COM              78387G103     1946 74637.00 SH       SOLE                 74637.00
SCHERING-PLOUGH                COM              806605101     2518 144800.00SH       SOLE                144800.00
SCHWAB (CHARLES) CORP          COM              808513105     2852 240895.00SH       SOLE                240895.00
SOVEREIGN BANCORP              COM              845905108     5546 233525.00SH       SOLE                233525.00
SUNGARD DATA SYSTEMS           COM              867363103     3853 139040.00SH       SOLE                139040.00
TELETECH HOLDINGS INC          COM              879939106     4043 357795.00SH       SOLE                357795.00
TELLABS, INC.                  COM              879664100     2003 238120.00SH       SOLE                238120.00
TIDEWATER INC.                 COM              886423102     2644 88497.00 SH       SOLE                 88497.00
WALGREEN                       COM              931422109      279  7661.00 SH       SOLE                  7661.00
WATSON PHARMACEUTICALS         COM              942683103     4545 98811.00 SH       SOLE                 98811.00
WELLS FARGO COMPANY            COM              949746101     4085 69360.00 SH       SOLE                 69360.00